Stock-Based Compensation Plans	12 Months Ended
Jan. 31, 2026
Stock-Based Compensation Plans
Stock-Based Compensation Plans

Note 17 - Stock-Based Compensation Plans

Total estimated stock-based compensation expense recognized in our consolidated statement of operations was as follows:

	January 31,	January 31,	January 31,
Year Ended	2026	2025	2024
Cost of revenues	1,608	1,407	1,128
Sales and marketing	6,802	6,440	5,197
Research and development	2,898	2,744	2,138
General and administrative	9,599	9,371	8,017
Effect on net income	20,907	19,962	16,480

Differences between how GAAP and applicable income tax laws treat the amount and timing of recognition of stock-based compensation expense may result in a deferred tax asset. We have recorded a valuation allowance against any such deferred tax asset except for $1.6 million ($1.2 million at January 31, 2025) recognized in the United States and Canada. The tax benefit realized in connection with stock options exercised during 2026, 2025 and 2024 was $0.4 million, $0.2 million and $0.4 million, respectively.

Stock Options

As of January 31, 2026, we had 1,555,101 stock options granted and outstanding under our shareholder-approved stock option plan and 1,820,430 remained available for grant.

As of January 31, 2026, $13.5 million of total unrecognized compensation costs, net of forfeitures, related to non-vested stock option awards is expected to be recognized over a weighted average period of 2.8 years. The total fair value of stock options vested during 2026 was $7.5 million.

The total number of options granted during the years ended January 31, 2026, 2025 and 2024 was 432,191, 280,658 and 278,845, respectively. The weighted average grant-date fair value of options granted during the years ended January 31, 2026, 2025 and 2024 was $30.13, $29.53 and $26.19 per option, respectively.

The weighted-average assumptions were as follows:

	January 31,	January 31,	January 31,
Year Ended	2026	2025	2024
Expected dividend yield (%)	—	—	—
Expected volatility (%)	28.3	30.0	30.8
Risk-free rate (%)	2.8	3.6	3.2
Expected option life (years)	5	5	5

A summary of option activity under all of our plans is presented as follows:

			Weighted-
	Number of	Weighted-	Average	Aggregate
	Stock	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life (years)	(in millions)
Balance at January 31, 2024	1,568,551	$52.31	3.9	$54.8
Granted	280,658	$88.82
Exercised	(332,109)	$37.25
Forfeited	(15,199)	$77.06
Balance at January 31, 2025	1,501,901	$61.06	3.8	$91.6
Granted	432,191	$99.79
Exercised	(303,660)	$46.25
Forfeited	(75,180)	$80.09
Expired	(151)	$77.41
Balance at January 31, 2026	1,555,101	$73.19	4.0	$15.3

Vested or expected to vest at January 31, 2026	1,555,101	$73.19	4.0	$15.3

Exercisable at January 31, 2026	1,074,719	$64.24	3.1	$15.0

The total intrinsic value of options exercised during the years ended January 31, 2026, 2025 and 2024 was approximately $16.4 million, $20.3 million and $13.2 million, respectively. The exercise price range for outstanding options at January 31, 2026 was $36.19 to $119.58.

A summary of the status of our unvested stock options under our shareholder-approved stock option plan as of January 31, 2026 is presented as follows:

		Weighted-
		Average
	Number of	Grant-Date
	Stock Options	Fair Value per
	Outstanding	Share
Balance at January 31, 2024	446,553	$20.67
Granted	280,658	$29.53
Vested	(301,921)	$21.88
Forfeited	(14,888)	$25.16
Balance at January 31, 2025	410,402	$25.21
Granted	432,191	$30.13
Vested	(287,031)	$26.14
Forfeited	(75,180)	$25.12
Balance at January 31, 2026	480,382	$28.88

Performance Share Units

A summary of PSU activity is as follows:

		Weighted-	Weighted-
		Average	Average	Aggregate
	Number of	Granted	Remaining	Intrinsic
	PSUs	Date Fair	Contractual	Value
	Outstanding	Value	Life (years)	(in millions)
Balance at January 31, 2024	988,543	$53.81	4.5	$86.3
Granted	92,873	$109.77
Performance units issued	40,477	$80.11
Exercised	(109,820)	$19.88
Forfeited	(3,428)	$80.66
Balance at January 31, 2025	1,008,645	$62.92	4.6	$123.1
Granted	103,558	$121.14
Performance units issued	58,628	$61.04
Exercised	(121,829)	$39.79
Forfeited	(36,734)	$111.59
Balance at January 31, 2026	1,012,268	$69.58	4.4	$73.9

Vested or expected to vest at January 31, 2025	1,012,268	$69.58	4.4	$73.9

Exercisable at January 31, 2026	841,739	$57.99	3.6	$61.5

The aggregate intrinsic values represent the total pre-tax intrinsic value (the aggregate closing share price of our common shares on January 31, 2026) that would have been received by PSU holders if all PSUs had been vested on January 31, 2026.

As of January 31, 2026, $10.9 million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of 1.7 years. The total fair value of PSUs vested during 2026 was $14.3 million.

Restricted Share Units

A summary of RSU activity is as follows:

		Weighted-	Weighted-
		Average	Average	Aggregate
	Number of	Granted	Remaining	Intrinsic
	RSUs	Date Fair	Contractual	Value
	Outstanding	Value	Life (years)	(in millions)
Balance at January 31, 2024	482,094	$40.19	4.8	$42.1
Granted	62,597	$88.66
Exercised	(54,173)	$13.36
Forfeited	(829)	$70.74
Balance at January 31, 2025	489,689	$48.48	5.0	$59.8
Granted	69,355	$101.45
Exercised	(67,992)	$28.57
Forfeited	(17,053)	$94.26
Balance at January 31, 2026	473,999	$56.92	5.0	$34.6

Vested or expected to vest at January 31, 2026	473,999	$56.92	5.0	$34.6

Exercisable at January 31, 2026	416,089	$51.32	4.5	$30.4

The aggregate intrinsic values represent the total pre-tax intrinsic value (the aggregate closing share price of our common shares on January 31, 2026) that would have been received by RSU holders if all RSUs had been vested on January 31, 2026.

As of January 31, 2026, $5.6 million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of 1.7 years. The total fair value of RSUs vested during 2026 was $5.1 million.

Deferred Share Unit Plan

As at January 31, 2026, the total number of DSUs held by participating directors was 301,043 (332,473 at January 31, 2025), representing an aggregate accrued liability of $22.5 million ($38.6 million at January 31, 2025). During 2026, 19,035 DSUs were granted and 50,465 DSUs were redeemed and settled in cash. As at January 31, 2026, the unrecognized aggregate liability for the unvested DSUs was nil (nil at January 31, 2025). The fair value of the DSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation (recovery) cost related to DSUs recognized in our consolidated statements of operations was approximately ($13.2) million, $13.9 million and $6.7 million for the years ended January 31, 2026, 2025 and 2024, respectively.

Cash-Settled Restricted Share Unit Plan

A summary of activity under our CRSU plan is as follows:

		Weighted-
		Average
	Number of	Remaining
	CRSUs	Contractual
	Outstanding	Life (years)
Balance at January 31, 2024	11,370	1.8
Granted	8,579
Vested and settled in cash	(7,333)
Forfeited	(599)
Balance at January 31, 2025	12,017	1.7
Granted	9,050
Vested and settled in cash	(7,674)
Forfeited	(436)
Balance at January 31, 2026	12,957	1.7

Non-vested at January 31, 2026	12,957	1.7

We recognize the compensation cost of the CRSUs ratably over the service/vesting period relating to the grant and have recorded an aggregate accrued liability of $0.1 million at January 31, 2026 ($0.2 million at January 31, 2025). As at January 31, 2026, the unrecognized aggregate liability for the unvested CRSUs was $0.8 million ($1.2 million at January 31, 2025). The fair value of the CRSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to CRSUs recognized in our consolidated statements of operations was approximately $0.8 million, $0.8 million and $0.6 million for the years ended January 31, 2026, 2025 and 2024, respectively.